INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Summary of deferred tax assets
	March 31, 2019	March 31, 2018
Net loss carryforward	$817,000	$182,500
Valuation allowance	(817,000)	(182,500)
Total deferred tax assets	$—	$—